KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
J.P. Morgan Securities LLC
Barclays Capital Inc.
Credit Suisse Securities (USA) LLC
Goldman, Sachs & Co. LLC
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2017-B, Private Education Loan-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Bank in the electronic data file (the “Data File” defined below) related to a pool of student loans which we were informed are intended to be included as collateral in the offering of the Notes. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Bank and its affiliates under Rule 1.200.001 of the AICPA’s Code of Professional Conduct.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means dollar amounts were within $1.00.

•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.

•
The term “Data File” means an electronic data file entitled “2017-B_Cutoff_Final_09112017_Decrypted.txt” provided to us by the Bank on October 2, 2017, containing certain information related to 67,055 student loans (the “Student Loans”) as of September 11, 2017 (the “Cutoff Date”).

•
The term “Supplemental Data File” means an electronic data file entitled “2017B_DriverFile.xlsx” provided to us by the Bank on September 21, 2017, containing certain Remaining Term information as of the Cutoff Date related to the 67,055 Student Loans in the Data File.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

•
The term “Loan File” means any file containing some or all of the following documents: Promissory Note, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CIS Screen, #CSS Screen, #NM CR Screen, #NM CC Screen, #EDH Screen, #NPO Screen, #HDI Screen, #CPH Screen, #CHD Screen, #CDS Screen, #CMI Screen, #CPO Screen, Branch Categorization Screen, ATLAS Interface 141, and the Supplemental Data File. The Loan File, furnished to us by the Bank, was represented to be either the original Loan File, a copy of the original Loan File, or electronic records contained within the ATLAS System, ENCORE System or FDR System. We make no representation regarding the validity, enforceability, or authenticity of such Loan File documents.

The Bank is responsible for the specified attributes identified by the Bank in the Data File.

I.	The Selected Student Loans

We randomly selected a sample of student loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

II.	The Data File

For each Selected Student Loan, we compared the specified attributes in the Data File to the corresponding information in the respective Loan File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Data File the Loan File for each of the attributes identified, utilizing instructions provided by the Bank (as applicable), constituted an exception, except for certain procedures, as detailed below, related to Social Security Number and Signature(s) on the Promissory Note. The Loan File documents are listed in the order of priority until such attribute was compared.

Attributes	Loan File/Instructions

Social Security Number	Promissory Note within the ENCORE System, the Loan Amount on the Promissory Note, and instructions provided by the Bank described below

Signature(s) on the Promissory Note
Promissory Note within the ENCORE System, the Loan Amount on the Promissory Note, and instructions provided by the Bank described below. We performed no procedures to assess compliance with any signatory requirements on the Promissory Note or to confirm the authenticity of the signature(s).

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen within the FDR System

Original Principal Balance	“TLDSBAMT” field on #HDI Screen within the FDR System

Current Principal Balance/ Recomputed Current Principal Balance
“ACCOUNT BALANCE” field on #CSS Screen, “EFF-DT” field on #CPH Screen, “CYCLE DATE” field on #CSS Screen, “TOTAL ACCOUNT BALANCE” field on #CSS Screen in the FDR System less applicable “AMOUNT-PAID” on #CPH Screen and accrued interest recomputed using “INT_RT” column on #EDH Screen, or “NEW BALANCE” field on #CHD Screen, “ACCOUNT BALANCE” field on #CDS Screen within the FDR System, and instructions

Attributes	Loan File/Instructions

provided by the Bank described below

Loan Type	“#14” field on #NM CC Screen within the FDR System

Loan Status
“MISC FIELD 2” field on #BS3 Screen within the FDR System and “CURR LOAN STAT” field on #EDH Screen within the FDR System, or notation of status change on #CIS Screen within the FDR System, and instructions provided by the Bank described below

Current Status End Date/ Recomputed Current Status End Date)
“CURR LOAN STAT” field on #EDH Screen within the FDR System and one of the following: “CYCLE DATE” and “CURR:GRAD/SEP DT” fields on #CSS Screen and #EDH Screen, respectively, within the FDR System; “CYCLE DATE” and “RPMT BEGIN DT” fields on #CSS Screen and #EDH Screen, respectively, within the FDR System; “CYCLE DATE” and “RULS MIN PAY (CP PO RM)” fields on #CSS Screen and #NPO Screen, respectively, within the FDR System; “CYCLE DATE” and “MATURITY DT” fields on #CSS Screen and #EDH Screen, respectively, within the FDR System; and instructions provided by the Bank described below

Remaining Term / Recomputed Remaining Term
“CURR LOAN STAT” field on #EDH Screen within the FDR System, “MISC FIELD 2” field on #BS3 Screen within the FDR System, “#9” on #NM CC Screen within the FDR System, “CYCLE DATE” field on #CSS Screen within the FDR System, “MATURITY DT” field on #EDH Screen within the FDR System, “METHOD OVERRIDE END DATE” using “RULS MIN PAY (CP PO RM)” field on #NPO Screen within the FDR System, “DUE DATE” field on #CSS Screen within FDR System, or the Supplemental Data File, and instructions provided by the Bank described below

Repayment Schedule Type
“MISC FIELD 2” field on #BS3 Screen, “CYCLE DATE” field on #CSS Screen within the FDR System, “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen within the FDR System, and instructions provided by the Bank described below

Interest Rate/ Recomputed Interest Rate	“INT RT” column on #EDH Screen within the FDR System or “PER DAY INTEREST” field on #CPO Screen, “ACCOUNT BALANCE” field on #CSS Screen, and instructions provided by the Bank described below

School Code	“MISC FIELD 5” field on #BS3 Screen within the FDR System

School Types 1 and 2 (School Type and Title IV)
“PROGRAM CATEGORY,” “PEPS SCHOOL TYPE,”  “FOR PROFIT/NON-PROFIT” and “PEPS TITLE IV” fields on Branch Categorization Screen within the ATLAS System, ATLAS interface 141, and instructions provided by the Bank as described

Attributes	Loan File/Instructions

below

State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CMI Screen within the FDR System

Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen within the FDR System and instructions provided by the Bank described below

Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen within the FDR System

1.
For purposes of comparing the Social Security Number and Signature(s) on the Promissory Note, in the event the Promissory Note for a Selected Student Loan was not available in the ENCORE System, we were instructed by the Bank to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note for one (1) Selected Student Loan was not available in the ENCORE System. This was not considered an exception.

2.
For purposes of comparing Current Principal Balance, we were instructed by the Bank to compare the “PrincipalBalance” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen within the FDR System. In the event the information did not agree, we were instructed by the Bank to recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

a)
Read the date in the “EFF-DT” field on the #CPH Screen within the FDR System to identify if there was a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System but before the Cutoff Date;

b)
If a payment was made based on procedure (2.a), recompute the accrued interest as the product of (i) the Interest Rate on the #EDH Screen within the FDR System, (ii) “ACCOUNT BALANCE” field on the #CSS Screen within the FDR System, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “EFF-DT” field on the #CPH Screen in the FDR System minus one, and the denominator of 365 (i.e., the total number of days in the 2017 calendar year); and,

c)
Add the recomputed accrued interest from procedure (2.b), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen) and subtract the payment amount stated in the “AMOUNT-PAID” column on the #CPH Screen, as applicable, from the result.

d)	We compared the Recomputed Current Principal Balance to the corresponding information appearing in the Data File.

e)
In the event the information did not agree, we were instructed to compare the “PrincipalBalance” field in the Data File to the “NEW BALANCE” field on the #CHD Screen or the “ACCOUNT BALANCE” field on the #CDS Screen.

3.	For purposes of comparing Loan Status, we were instructed by the Bank to compare Loan Status as follows:

a)	If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen within the FDR System indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed

Payment) and the “CURR LOAN STAT” field on the #EDH Screen within the FDR System did not indicate “DMIP” or “F***,” the Loan Status was “In-Repayment”;

b)	If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,

c)
Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen within the FDR System. In the event the Loan Status did not agree with the information in the Data File, the Bank instructed us to identify a notation of status change on the #CIS Screen within the FDR System.

4.	For purposes of comparing Current Status End Date, we were instructed by the Bank to recompute the “CUR_STATUS_END_DT” field (“Recomputed Current Status End Date”) as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “CURR: GRAD/SEP DT” on the #EDH Screen within the FDR System;

b)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System;

c)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “GRPM,” “DMIP,” “DINT,” “DSCH,” “F***” (except “FORP”), or “SSGR,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen within the FDR System; or,

d)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System was “RPMT,” “FORP,” “D***” (except “DINT,” “DMIP,” and “DSCH”), or “SSP*,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “MATURITY DT” on the #EDH Screen within the FDR System.

5.	For purposes of comparing Remaining Term, we were instructed by the Bank to compare or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen within the FDR System indicated “Deferred Loan,”  compare to the value in field “#9” contained on the #NM CC Screen within the FDR System;

b)
If the “CURR LOAN STAT” field on the #EDH Screen within the FDR System started with a “D” or “F,” recompute as the difference in months[1] between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within the FDR System and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen;

c)
If the “CURR LOAN STAT” field on the #EDH Screen within FDR System started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen within the FDR System was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” on the #CSS Screen within the FDR System and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen within the FDR System;

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

d)
If the Cutoff Date was after the current “DUE DATE” field on the #CSS Screen within the FDR System, recompute as (a) the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” on the #CSS Screen within the FDR System as of the Cutoff Date and the first cycle date indicated in the “CYCLE DATE” on the #CSS Screen following the “MATURITY DT” on the #EDH Screen, minus (b) one; or,

e)	Compare to Remaining Term contained in the Supplemental Data File.

6.	For purposes of comparing Repayment Schedule Type, we were instructed by the Bank to compare the Repayment Schedule Type as follows:

a)
If the “MISC FIELD 2” field on the #BS3 Screen within FDR System was “D00000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within FDR System after the “RPMT BEGIN DT” (found on the #EDH Screen within FDR System) was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen within FDR System was blank and the “CURR LOAN STAT” field on #EDH Screen in FDR System was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen within FDR System was “D0000” and the “CURR LOAN STAT” field on #EDH Screen in FDR System was “DSCH,” the Repayment Schedule Type was “N”;

b)
If the “MISC FIELD 2” field on the #BS3 Screen within FDR System was “D00000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within FDR System after the “RPMT BEGIN DT” (found on the #EDH Screen within FDR System) was before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen within FDR System was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within FDR System after the “RPMT BEGIN DT” (found on the #EDH Screen within FDR System) was before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen within FDR System was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within FDR System after the “RPMT BEGIN DT” (found on the #EDH Screen within FDR System) was before the Cutoff Date, the Repayment Schedule Type was “V”;

c)
If the “MISC FIELD 2” field on the #BS3 Screen within FDR System was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within FDR System after the “RPMT BEGIN DT” (found on the #EDH Screen within FDR System) was after the Cutoff Date, the Repayment Schedule Type was “W”;

d)
If the “MISC FIELD 2” field on the #BS3 Screen within FDR System was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen within FDR System after the “RPMT BEGIN DT” (found on the #EDH Screen within FDR System) was after the Cutoff Date, the Repayment Schedule Type was “Z”;

e)
If the “MISC FIELD 2” field on the #BS3 Screen within FDR System was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen within FDR System was “DSCH,” the Repayment Schedule Type was “D”;

f)
If the “MISC FIELD 2” field on the #BS3 Screen within FDR System was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen within FDR System was “DSCH,” the Repayment Schedule Type was “E”;

g)	If the “MISC FIELD 2” field on the #BS3 Screen within FDR System was blank and the “CURR LOAN STAT” field on the #EDH Screen within FDR System was “SSGR,” the Repayment Schedule Type was “T”; and,

h)
If the “MISC FIELD 2” field on the #BS3 Screen within FDR System was blank and the “CURR LOAN STAT” field on the #EDH Screen within FDR System was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen within the

FDR System.

7.
For purposes of comparing Interest Rate, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT RT” on the #EDH Screen within the FDR System. In the event the information did not agree, we were instructed by the Bank to recompute the Interest Rate (the “Recomputed Interest Rate”) as follows:

a)
Divide the value found in the “PER DAY INTEREST” field on the #CPO Screen within the FDR System by the value found in the “ACCOUNT BALANCE” field on the #CSS Screen within the FDR System and multiply by 100;

b)	Add 0.0000099 and truncate to five decimals;

c)	Multiply by 365 (i.e., the total number of days in the 2017 calendar year); and,

d)	Round the value to the nearest 0.125 percent.

We compared the Recomputed Interest Rate to the corresponding information appearing in the Data File.

8.
For purposes of comparing School Type 1 (School Type) and School Type 2 (Title IV), we were instructed by the Bank to input the School Code in the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, we were instructed to compare School Types 1 and 2 as follows:

a)	If the “PROGRAM CATEGORY” field within the ATLAS System was “4” or “H” and the “PEPS SCHOOL TYPE” field within the ATLAS System was not blank, the School Type 1 was “4 year”;

b)	If the “PROGRAM CATEGORY” field within the ATLAS System was “2” and the “PEPS SCHOOL TYPE” field within the ATLAS System was not blank, the School Type 1 was “2 year”;

c)	If the “PROGRAM CATEGORY” field within the ATLAS System was “T” and the “PEPS SCHOOL TYPE” field within the ATLAS System was not blank, the School Type 1 was “Trade School”;

d)	If the “PROGRAM CATEGORY” field within the ATLAS System was “4,” “H,” “2” or “T” and the “PEPS SCHOOL TYPE” field within the ATLAS System was blank, the School Type 1 was “Other Type”;

e)	If the “FOR PROFIT/NON-PROFIT” field within the ATLAS System was “For Profit” and the “PEPS TITLE IV” field within the ATLAS System was “Yes,” the School Type 2 was “Title IV – For Profit”;

f)	If the “FOR PROFIT/NON-PROFIT” field within the ATLAS System was “For Profit” and the “PEPS TITLE IV” field within the ATLAS System was “No,” the School Type 2 was “Non-Title IV – For Profit”;

g)	If the “FOR PROFIT/NON-PROFIT” field within the ATLAS System was “Non-Profit” and the “PEPS TITLE IV” field within the ATLAS System was “Yes,” the School Type 2 was “Title IV – Not For Profit”;

h)
If the “FOR PROFIT/NON-PROFIT” field within the ATLAS System was “Non-Profit” and the “PEPS TITLE IV” field within the ATLAS System was “No,” the School Type 2 was “Non-Title IV – Not For Profit;” and,

i)
In the event the information did not agree, we were instructed by the Company to compare the information in the “SCHOOL_TYPE_TAPE” field in the Data File to the information contained in the ATLAS Interface 141.

The information regarding the Selected Student Loans was found to be in agreement with the respective information appearing in the Loan File. There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not,

conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Bank in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Data File and information and instructions provided by the Bank, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reliability or accuracy of the Data File, the Loan Files, or data and documents furnished to us by the Bank which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as the Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, CA
October 24, 2017

Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number

1	2017B001	51	2017B051	101	2017B101	151	2017B151
2	2017B002	52	2017B052	102	2017B102	152	2017B152
3	2017B003	53	2017B053	103	2017B103	153	2017B153
4	2017B004	54	2017B054	104	2017B104	154	2017B154
5	2017B005	55	2017B055	105	2017B105	155	2017B155
6	2017B006	56	2017B056	106	2017B106	156	2017B156
7	2017B007	57	2017B057	107	2017B107	157	2017B157
8	2017B008	58	2017B058	108	2017B108	158	2017B158
9	2017B009	59	2017B059	109	2017B109	159	2017B159
10	2017B010	60	2017B060	110	2017B110	160	2017B160
11	2017B011	61	2017B061	111	2017B111	161	2017B161
12	2017B012	62	2017B062	112	2017B112	162	2017B162
13	2017B013	63	2017B063	113	2017B113	163	2017B163
14	2017B014	64	2017B064	114	2017B114	164	2017B164
15	2017B015	65	2017B065	115	2017B115	165	2017B165
16	2017B016	66	2017B066	116	2017B116	166	2017B166
17	2017B017	67	2017B067	117	2017B117	167	2017B167
18	2017B018	68	2017B068	118	2017B118	168	2017B168
19	2017B019	69	2017B069	119	2017B119	169	2017B169
20	2017B020	70	2017B070	120	2017B120	170	2017B170
21	2017B021	71	2017B071	121	2017B121	171	2017B171
22	2017B022	72	2017B072	122	2017B122	172	2017B172
23	2017B023	73	2017B073	123	2017B123	173	2017B173
24	2017B024	74	2017B074	124	2017B124	174	2017B174
25	2017B025	75	2017B075	125	2017B125	175	2017B175
26	2017B026	76	2017B076	126	2017B126	176	2017B176
27	2017B027	77	2017B077	127	2017B127	177	2017B177
28	2017B028	78	2017B078	128	2017B128	178	2017B178
29	2017B029	79	2017B079	129	2017B129	179	2017B179
30	2017B030	80	2017B080	130	2017B130	180	2017B180
31	2017B031	81	2017B081	131	2017B131	181	2017B181
32	2017B032	82	2017B082	132	2017B132	182	2017B182
33	2017B033	83	2017B083	133	2017B133	183	2017B183
34	2017B034	84	2017B084	134	2017B134	184	2017B184
35	2017B035	85	2017B085	135	2017B135	185	2017B185
36	2017B036	86	2017B086	136	2017B136	186	2017B186
37	2017B037	87	2017B087	137	2017B137	187	2017B187
38	2017B038	88	2017B088	138	2017B138	188	2017B188
39	2017B039	89	2017B089	139	2017B139	189	2017B189
40	2017B040	90	2017B090	140	2017B140	190	2017B190
41	2017B041	91	2017B091	141	2017B141	191	2017B191
42	2017B042	92	2017B092	142	2017B142	192	2017B192
43	2017B043	93	2017B093	143	2017B143	193	2017B193
44	2017B044	94	2017B094	144	2017B144	194	2017B194
45	2017B045	95	2017B095	145	2017B145	195	2017B195
46	2017B046	96	2017B096	146	2017B146	196	2017B196
47	2017B047	97	2017B097	147	2017B147	197	2017B197
48	2017B048	98	2017B098	148	2017B148	198	2017B198
49	2017B049	99	2017B099	149	2017B149	199	2017B199
50	2017B050	100	2017B100	150	2017B150	200	2017B200

Exhibit A

The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number

201	2017B201	242	2017B242	283	2017B283	324	2017B324
202	2017B202	243	2017B243	284	2017B284	325	2017B325
203	2017B203	244	2017B244	285	2017B285	326	2017B326
204	2017B204	245	2017B245	286	2017B286	327	2017B327
205	2017B205	246	2017B246	287	2017B287	328	2017B328
206	2017B206	247	2017B247	288	2017B288	329	2017B329
207	2017B207	248	2017B248	289	2017B289	330	2017B330
208	2017B208	249	2017B249	290	2017B290	331	2017B331
209	2017B209	250	2017B250	291	2017B291	332	2017B332
210	2017B210	251	2017B251	292	2017B292	333	2017B333
211	2017B211	252	2017B252	293	2017B293	334	2017B334
212	2017B212	253	2017B253	294	2017B294	335	2017B335
213	2017B213	254	2017B254	295	2017B295	336	2017B336
214	2017B214	255	2017B255	296	2017B296	337	2017B337
215	2017B215	256	2017B256	297	2017B297	338	2017B338
216	2017B216	257	2017B257	298	2017B298	339	2017B339
217	2017B217	258	2017B258	299	2017B299	340	2017B340
218	2017B218	259	2017B259	300	2017B300	341	2017B341
219	2017B219	260	2017B260	301	2017B301	342	2017B342
220	2017B220	261	2017B261	302	2017B302	343	2017B343
221	2017B221	262	2017B262	303	2017B303	344	2017B344
222	2017B222	263	2017B263	304	2017B304	345	2017B345
223	2017B223	264	2017B264	305	2017B305	346	2017B346
224	2017B224	265	2017B265	306	2017B306	347	2017B347
225	2017B225	266	2017B266	307	2017B307	348	2017B348
226	2017B226	267	2017B267	308	2017B308	349	2017B349
227	2017B227	268	2017B268	309	2017B309	350	2017B350
228	2017B228	269	2017B269	310	2017B310	351	2017B351
229	2017B229	270	2017B270	311	2017B311	352	2017B352
230	2017B230	271	2017B271	312	2017B312	353	2017B353
231	2017B231	272	2017B272	313	2017B313	354	2017B354
232	2017B232	273	2017B273	314	2017B314	355	2017B355
233	2017B233	274	2017B274	315	2017B315	356	2017B356
234	2017B234	275	2017B275	316	2017B316	357	2017B357
235	2017B235	276	2017B276	317	2017B317	358	2017B358
236	2017B236	277	2017B277	318	2017B318	359	2017B359
237	2017B237	278	2017B278	319	2017B319	360	2017B360
238	2017B238	279	2017B279	320	2017B320	361	2017B361
239	2017B239	280	2017B280	321	2017B321
240	2017B240	281	2017B281	322	2017B322
241	2017B241	282	2017B282	323	2017B323

Note: The Bank has assigned a unique identifier to each Selected Student Loan. The Student Loan ID Numbers referred to in this Exhibit are not the Customer Account Numbers.